PAYROLL EXPENSE	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
PAYROLL EXPENSE
PAYROLL EXPENSE
Our partnership has no key employees or directors; therefore Brookfield Infrastructure does not remunerate key management personnel. Key decision makers of Brookfield Infrastructure are all employees of the ultimate parent company who provide management services under Brookfield Infrastructure’s Master Services Agreement. Details of the management fees paid in lieu of payroll are disclosed in Note 32, Related Party Transactions.
Throughout the year, the General Partner in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged to our partnership in accordance with the limited partnership agreement. Less than $1 million in director fees were incurred during the year ended December 31, 2017 (2016: less than $1 million, 2015: less than $1 million).
For the year ended December 31, 2017, payroll expense, including benefits at Brookfield Infrastructure’s subsidiaries was $519 million (2016: $309 million, 2015: $212 million).